Segment Information - Summary of Operating Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales	kr 232,314	kr 232,390	kr 227,216
Gross income	100,749	93,724	84,824
Earnings (loss) before financial items and income tax (EBIT)	31,780	27,808	10,564
Financial income and expenses, net	(2,530)	(596)	(1,802)
Income after ﬁnancial items	29,250	27,212	8,762
Income tax	(6,270)	(9,589)	(6,922)
Net income (loss)	22,980	17,623	1,840
Other segment items
Share in earnings of JV and associated companies	(260)	(298)	(335)
Impairment losses	0	(47)
Restructuring charges	(549)	(1,306)	(798)
Networks [member]
Disclosure of operating segments [line items]
Net sales	167,838	165,978	155,009
Digital services [member]
Disclosure of operating segments [line items]
Net sales	36,151	37,324	39,857
Managed services [member]
Disclosure of operating segments [line items]
Net sales	20,379	22,600	25,565
Emerging business and other [member]
Disclosure of operating segments [line items]
Net sales	7,946	6,488	6,785
Operating segments [member]
Disclosure of operating segments [line items]
Net sales	232,314	232,390	227,216
Gross income	kr 100,749	kr 93,724	kr 84,824
Gross margin	43.40%	40.30%	37.30%
Earnings (loss) before financial items and income tax (EBIT)	kr 31,780	kr 27,808	kr 10,564
EBIT margin	13.70%	12.00%	4.60%
Financial income and expenses, net	kr (2,530)	kr (596)	kr (1,802)
Income after ﬁnancial items	29,250	27,212	8,762
Income tax	(6,270)	(9,589)	(6,922)
Net income (loss)	22,980	17,623	1,840
Other segment items
Share in earnings of JV and associated companies	(260)	(298)	(335)
Amortizations	(2,507)	(1,989)	(2,538)
Depreciations	(5,951)	(5,989)	(6,061)
Impairment losses	(511)	(696)	(490)
Restructuring charges	(549)	(1,306)	(798)
Gains/losses on sale of investments and operations	961	(141)	697
Operating segments [member] | Networks [member]
Disclosure of operating segments [line items]
Net sales	167,838	165,978	155,009
Gross income	kr 78,869	kr 72,413	kr 64,717
Gross margin	47.00%	43.60%	41.80%
Earnings (loss) before financial items and income tax (EBIT)	kr 37,266	kr 30,851	kr 24,767
EBIT margin	22.20%	18.60%	16.00%
Other segment items
Share in earnings of JV and associated companies	kr 40	kr 37	kr 26
Amortizations	(1,169)	(775)	(517)
Depreciations	(3,764)	(3,764)	(3,604)
Impairment losses	(127)	(494)	(295)
Restructuring charges	(262)	(746)	(68)
Gains/losses on sale of investments and operations	14	(129)	(225)
Operating segments [member] | Digital services [member]
Disclosure of operating segments [line items]
Net sales	36,151	37,324	39,857
Gross income	kr 15,092	kr 15,637	kr 14,836
Gross margin	41.70%	41.90%	37.20%
Earnings (loss) before financial items and income tax (EBIT)	kr (3,604)	kr (2,206)	kr (4,027)
EBIT margin	(10.00%)	(5.90%)	(10.10%)
Other segment items
Share in earnings of JV and associated companies	kr 29	kr 28	kr 41
Amortizations	(490)	(607)	(1,413)
Depreciations	(1,194)	(1,252)	(1,478)
Impairment losses	(177)	(119)	(128)
Restructuring charges	(130)	(19)	(614)
Gains/losses on sale of investments and operations		12	(2)
Operating segments [member] | Managed services [member]
Disclosure of operating segments [line items]
Net sales	20,379	22,600	25,565
Gross income	kr 3,835	kr 4,012	kr 3,990
Gross margin	18.80%	17.80%	15.60%
Earnings (loss) before financial items and income tax (EBIT)	kr 1,468	kr 1,563	kr 2,309
EBIT margin	7.20%	6.90%	9.00%
Other segment items
Share in earnings of JV and associated companies	kr 43	kr 5	kr 3
Amortizations	(18)	(5)	(5)
Depreciations	(377)	(386)	(413)
Impairment losses	(8)	(25)	(24)
Restructuring charges	(124)	(258)	(45)
Gains/losses on sale of investments and operations	(50)	5	(12)
Operating segments [member] | Emerging business and other [member]
Disclosure of operating segments [line items]
Net sales	7,946	6,488	6,785
Gross income	kr 2,953	kr 1,662	kr 1,281
Gross margin	37.20%	25.60%	18.90%
Earnings (loss) before financial items and income tax (EBIT)	kr (3,350)	kr (2,400)	kr (12,485)
EBIT margin	(42.20%)	(37.00%)	(184.00%)
Other segment items
Share in earnings of JV and associated companies	kr (372)	kr (368)	kr (405)
Amortizations	(830)	(602)	(603)
Depreciations	(616)	(587)	(566)
Impairment losses	(199)	(58)	(43)
Restructuring charges	(33)	(283)	(71)
Gains/losses on sale of investments and operations	kr 997	kr (29)	kr 936